                            STAGECOACH FUNDS, INC.
                      C/O STAGECOACH SHAREHOLDER SERVICES
                                 P.O. BOX 7066
                         SAN FRANCISCO, CA 94120-7066

                    NOTICE OF SPECIAL SHAREHOLDERS MEETING
                          TO BE HELD ON MAY 29, 1998

TO INTERMEDIATE BOND FUND SHAREHOLDERS:

  NOTICE IS GIVEN THAT a Special Meeting of the Shareholders of the INTERMEDIATE BOND FUND (the "Bond Fund") of STAGECOACH FUNDS, INC. (the "Company") will be held at the offices of Stephens Inc. ("Stephens"), 111 Center Street, Little Rock, Arkansas 72201 on May 29, 1998, at 2:00 p.m. (Central Time) to consider:

  ITEM 1. A proposal to approve a Plan of Consolidation (the "Plan") providing for the transfer of the assets and liabilities of the Bond Fund to the Company's Short-Intermediate U.S. Government Income Fund (the "Government Fund") in exchange for shares of designated classes of the Government Fund.

  ITEM 2. Such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

  The proposal is described in the attached Combined Proxy Statement/ Prospectus. THE COMPANY'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

  Shareholders of record as of the close of business on April 9, 1998, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

  SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE COMPANY'S BOARD OF DIRECTORS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE COMPANY A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.




April 24, 1998                            /s/ Richard H. Blank, Jr.
                                          Richard H. Blank, Jr.
                                          Chief Operating Officer,
                                          Secretary and Treasurer

                      COMBINED PROXY STATEMENT/PROSPECTUS
                             ("PROXY/PROSPECTUS")
                             DATED APRIL 13, 1998

                            STAGECOACH FUNDS, INC.
                      C/O STAGECOACH SHAREHOLDER SERVICES
                            WELLS FARGO BANK, N.A.
                                 P.O. BOX 7066
                         SAN FRANCISCO, CA 94120-7066
                                1-800-222-8222

  This Proxy/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of Stagecoach Funds, Inc. (the "Company") in connection with a Special Meeting of Shareholders of the Company's Intermediate Bond Fund (the "Bond Fund") to be held at 2:00 p.m. Central Time on May 29, 1998 at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201. This Special Meeting and any adjournment(s) are referred to as the "Meeting." The Meeting has been called to consider the following proposal, and to conduct such other business as may come before the Meeting.

    PROPOSAL: To approve a proposed Plan of Consolidation dated April 13, 1998 (at times, the "Plan") between the Bond Fund and the Company's Short-Intermediate U.S. Government Income Fund (the "Government Fund" and, together with the Bond Fund, the "Funds"), another of the Company's funds advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"). The Plan provides for the transfer of the assets and liabilities of the Bond Fund to the investment portfolio of the Government Fund in exchange for shares of equal value of designated classes of the Government Fund (the "Consolidation").

    As a result of the Consolidation, shareholders of the Bond Fund will become shareholders of the Government Fund.

  This Proxy/Prospectus is the Bond Fund's Proxy Statement for the Special Meeting of Shareholders and was mailed to shareholders on or about April 24, 1998. The Proxy/Prospectus sets forth concisely the information that a Bond Fund shareholder should know before voting and should be retained for future reference. Additional information about the Consolidation is set forth in the Statement of Additional Information dated April 24, 1998. Each of these documents is on file with the Securities and Exchange Commission, and is available without charge by calling 1-800-222-8222 or writing to the Company at the address above. The information contained in the Statement of Additional Information is incorporated by reference into this Proxy/Prospectus.

  This Proxy/Prospectus and the Statement of Additional Information are sometimes referred to together as the "Voting Materials."

  THE SECURITIES OF THE FUNDS OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, WELLS FARGO BANK OR ANY OTHER BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF EACH FUND IS STEPHENS INC.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY, ITS ADVISER OR DISTRIBUTOR.

                               TABLE OF CONTENTS

SUMMARY.................................................................   4
  I.About the Proposed Consolidation....................................   4
    A.The Plan of Consolidation.........................................   4
    B.Purpose of the Consolidation......................................   4
    C.Overview of the Funds.............................................   4
    D.Risk Factors......................................................   5
    E.Federal Income Tax Consequences...................................   5
    F.Board Consideration...............................................   5
  II.Voting Information.................................................   6
I.ABOUT THE PROPOSED CONSOLIDATION......................................   7
    Description of the Plan of Consolidation............................   7
    Purpose of the Consolidation........................................   7
    Organization of the Company.........................................   8
    Capitalization of Each Fund.........................................   8
    Comparison of Investment Objectives and Policies....................   8
    Sales Charges.......................................................   9
    Comparison of Total Expense Ratios..................................   9
    Investment Adviser and Other Service Providers......................  10
    Shareholder Transactions and Services...............................  11
    Federal Income Tax Consequences.....................................  11
    Board Consideration.................................................  11
    Other Information...................................................  12
II.INFORMATION RELATING TO VOTING MATTERS...............................  13
    General Information.................................................  13
    Shareholder Approvals...............................................  13
    Other Business......................................................  14
III.OTHER INFORMATION...................................................  15
    How to Obtain Additional Information About the Funds................  15
    Financial Statements................................................  15
    Performance Information.............................................  15
    Shareholder Inquiries...............................................  15
  APPENDICES I-- PLAN OF CONSOLIDATION
        II-- INVESTMENT OBJECTIVES AND SIGNIFICANT INVESTMENT POLICIES
        III-- EXPENSE SUMMARIES
        IV-- SHAREHOLDER TRANSACTIONS AND SERVICES
        V-- LIST OF SHAREHOLDERS WITH 5%
             OR GREATER OWNERSHIP
        VI-- SEPTEMBER 31, 1997 PERFORMANCE INFORMATION
        VII-- MARCH 31, 1998 PERFORMANCE INFORMATION

                                    SUMMARY

  The following is a summary of certain information relating to the proposal to be considered at the Meeting. More complete information about the proposal is contained throughout the Voting Materials.

I. ABOUT THE PROPOSED CONSOLIDATION

  A. THE PLAN OF CONSOLIDATION. At a meeting held on January 29, 1998, the Company's Board of Directors approved a Plan of Consolidation that, if approved by shareholders, will result in shareholders of the Bond Fund becoming shareholders of a designated class of the Government Fund. The Plan provides for (i) the transfer of all of the assets and stated liabilities of the Bond Fund to the portfolio of the Government Fund in exchange for shares of designated classes of the Government Fund; and (ii) the distribution of these Government Fund shares to shareholders of the Bond Fund in liquidation of the Bond Fund. Upon completion of the Consolidation, each Bond Fund shareholder will hold shares of the Government Fund that are equal in value to the shares of the Bond Fund held by the shareholder immediately before the Consolidation.

  Shareholders of the Bond Fund will receive shares of a corresponding class of the Government Fund as shown below.

                               CONSOLIDATION MAP

          BOND FUND SHAREHOLDERS   WILL RECEIVE THE FOLLOWING
       OWNING THE FOLLOWING          CLASSES OF GOVERNMENT
       CLASSES:                           FUND SHARES:
       -------------------------   --------------------------
       Class A shares              Class A shares
       Class B shares              Class B shares
       Institutional Class shares  Institutional Class shares

  The Plan must be approved by a vote of a majority the shareholders of the Bond Fund. The Meeting of the Bond Fund's shareholders to vote on the Plan is scheduled for May 29, 1998. The Consolidation, if approved, is expected to occur on or about June 12, 1998 (the "Closing Date").

  B. PURPOSE OF THE CONSOLIDATION. The proposed Consolidation combines two Funds with similar investment objectives into a single Fund. The Consolidation is intended to benefit shareholders by (i) improving efficiency in the operation of the Funds, including potentially achieving economies of scale and greater portfolio diversification; (ii) facilitating investment management, administration and marketing of the combined Fund; and (iii) eliminating duplicative shareholder costs and market overlap.

  C. OVERVIEW OF THE FUNDS. Set forth below is a brief description of certain key features of the Funds.

  Investment Objectives and Policies. The investment objective of the Bond Fund is similar to the investment objective of the Government Fund. Each Fund seeks to provide investors with current income while preserving capital. The Funds' investment policies are also similar. For example, both Funds invest in a range of U.S. government obligations and corporate bonds. However, the Government Fund has committed to investing a substantial portion (at least 65%) of its portfolio in U.S. government obligations. The Bond Fund has not committed to this level of investment in U.S. government obligations, and tends to invest a higher portion of its assets in corporate bonds than the Government Fund. Also, the Government Fund is managed to have a shorter average maturity than the Bond Fund. For additional information about the similarities and differences between the investment objectives and significant investment policies of the Funds, see the section herein entitled "Comparison of Investment Objectives and Policies" and Appendix II.

  Operating Expenses and Service Providers. The ongoing level of operating expenses of each Class of shares of the Government Fund is expected to be less than the current expense ratio of the corresponding Class of shares of the Bond Fund. The current and pro forma total operating expense ratios for each Fund and Class are shown on page 12. A more detailed breakdown of the expense ratios for each Fund and Class is included in Appendix III.

  The Funds have identical investment advisers, administrators, distributors, transfer agents and independent auditors, as discussed under "Investment Adviser and Other Service Providers."

  Purchase, Redemption and Other Procedures. The purchase, redemption, dividend, exchange and other policies and procedures of the Funds are substantially similar. The Class A shares of the Government Fund have a lower front-end sales charge (3.00%) than the Class A shares of the Bond Fund (4.50%). If you hold shares of the Bond Fund that are represented by a share certificate, the certificate must be surrendered to the Company for cancellation before the Government Fund shares issued to you in the Consolidation may be exchanged, redeemed, transferred or issued in certificated form. Information concerning these policies and procedures is discussed further under "Shareholder Transactions and Services" and in Appendix IV.

  D. RISK FACTORS. Because of the similarities of the investment objectives and policies of the Funds, management believes that an investment in the Government Fund will generally involve risks that are similar to those of the Bond Fund. For example, the debt instruments in which the Funds invest are subject to interest-rate risk. Interest-rate risk is the risk that increases in market interest rates may reduce the value of the debt instruments in which the Funds invest. The value of the debt instruments generally changes inversely to market interest rates, so that if interest rates go up, the value of the debt instruments held by the Fund goes down. Debt instruments with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Some of the debt instruments in which the Funds invest are subject to credit risk. Credit risk is the risk that issuers of the debt instruments in which the Funds invest may default on the payment of principal and/or interest.

  Generally speaking, the Government Fund is managed more conservatively than the Bond Fund. For example, the Government Fund tends to invest a higher portion of its assets in U.S. Government obligations than the Bond Fund. U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations may not offer as high a rate of return as similar obligations or corporate bonds that are not backed by the U.S. Government. In addition, the Government Fund maintains a weighted average portfolio maturity of between two and five years (as compared to between three and ten years for the Bond Fund) and therefore tends to be subject to less interest-rate risk than the Bond Fund. For these reasons, the Government Fund can be expected to have less volatility than the Bond Fund, although, in certain interest-rate environments, its total return also may be less.

  E. FEDERAL INCOME TAX CONSEQUENCES. The Consolidation will not result in a gain or loss for Federal income tax purposes to the Funds or their respective shareholders. See "Federal Income Tax Consequences" for additional information.

  F. BOARD CONSIDERATION. In reviewing the proposed Consolidation, the Company's Board of Directors considered the potential impact of the Consolidation on the Funds' respective shareholders. The Board considered, among other things, (i) the terms and conditions of the Plan, including those provisions intended to avoid the dilution of shareholder interests; (ii) the potential marketing and shareholder benefits obtained by having a combined Fund; (iii) the similarity of the investment objectives and significant investment policies of the Funds; (iv) the historical investment performance of the Funds; (v) the historical and projected operating expenses of the Funds; and (vi) the prospects for long-term viability of the Funds. See "Information Relating to the Proposed Consolidation--Board Consideration."

  Based upon its evaluation of these factors, and in light of their fiduciary duties under federal and state law, the Company's Boards of Directors, including all of the non-interested members of the Board, have determined that the proposed Consolidation is in the best interests of the shareholders of each Fund, and that the interests of the shareholders of the respective Funds will not be diluted as a result of the Consolidation.

  THE COMPANY'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT BOND FUND SHAREHOLDERS VOTE FOR THE PLAN OF CONSOLIDATION.

II. VOTING INFORMATION.

  This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by the Company's Board of Directors for the Meeting. Only Bond Fund shareholders of record at the close of business on April 9, 1998, will be entitled to vote at the Meeting. Each whole or fractional share is entitled to a whole or fractional vote. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by attending the meeting and voting in person or by submitting to the Company (i) a written notice of revocation or (ii) a subsequently executed proxy. For additional information, including a description of the shareholder votes required for approval of the proposal to be considered at the Meeting, see "Information Relating to Voting Matters."

                      I. ABOUT THE PROPOSED CONSOLIDATION

  Important information about the Consolidation and the Plan of Consolidation is summarized below. This summary is qualified by reference to the Appendixes at the end of this document.

  DESCRIPTION OF THE PLAN OF CONSOLIDATION. The Plan of Consolidation provides that at the closing of the Consolidation (the "Closing") the assets and stated liabilities of the Bond Fund will be transferred to the portfolio of the Government Fund in exchange for full and fractional shares of designated classes of the Government Fund as shown below. Class A and Institutional Class shares of the Bond Fund will be reorganized with and into existing Class A and Institutional Class shares, respectively, of the Government Fund. The Class B shares of the Bond Fund will be reorganized into newly created Class B shares of the Government Fund.

                               CONSOLIDATION MAP

       BOND FUND SHAREHOLDERS          WILL RECEIVE THE FOLLOWING CLASSES
       OWNING THE FOLLOWING CLASSES:   OF GOVERNMENT FUND SHARES:
       -----------------------------   ----------------------------------
       Class A shares                        Class A shares
       Class B shares                        Class B shares
       Institutional Class shares            Institutional Class shares

  The shares issued by the Government Fund in the Consolidation will have an aggregate value equal to the aggregate value of the shares of the Bond Fund that are outstanding immediately before the Closing.

  Immediately after the transfer of its assets and liabilities in exchange for Government Fund shares, the Bond Fund will distribute the shares of the Government Fund received in the Consolidation to its shareholders in liquidation of the Bond Fund and in exchange for the outstanding shares of the Bond Fund. Each Bond Fund shareholder at the Closing will receive shares of the corresponding class of the Government Fund (as specified in the foregoing table) of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on Bond Fund shares. The Government Fund will establish an account for each former shareholder of the Bond Fund reflecting the appropriate number of Government Fund shares distributed to the shareholder. These accounts will be identical in all material respects to the accounts currently maintained by the Bond Fund for each shareholder. Share certificates will not be issued unless requested by the shareholder.

  Upon completion of the Consolidation, all outstanding shares of the Bond Fund will be canceled, and the Bond Fund will wind up its affairs and be dissolved under Maryland law. The stock transfer books of the Bond Fund will be closed permanently as of the close of business on the business day immediately preceding the Closing. Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of the Government Fund distributed to the former shareholders of the Bond Fund. If any shares of the Bond Fund are represented by an unsurrendered share certificate, the certificate must be surrendered to the Company before the Government Fund shares issued to a shareholder in the Consolidation may be redeemed, exchanged, transferred or issued in certificated form.

  Each Fund will bear a pro rata portion of any Consolidation expenses incurred by the Funds, including the costs associated with the Meeting and the Voting Materials. These costs are estimated to be $75,000.

  PURPOSE OF THE CONSOLIDATION. The Consolidation will combine two Funds with similar investment objectives and policies into a single Fund. Management believes this will help the combined Fund achieve economies of scale and eventually lower its transaction costs and ongoing expenses. The Consolidation should also help eliminate duplicative shareholder costs and market overlap and facilitate the administration and marketing of the combined Fund. Although some of these benefits will accrue to the investment adviser, administrator and distributor of the Fund, some will be passed through to shareholders. The benefits passed through to shareholders are expected to include reductions in operating expense levels and greater portfolio diversification.

  ORGANIZATION OF THE COMPANY. The Company is registered as an open-end management investment company under the 1940 Act and currently offers over 30 separate funds.

  The Company is organized as a Maryland Corporation and is subject to the provisions of its Amended and Restated Articles of Incorporation and By-Laws. Shares of the Funds each have a par value of $.001 per share. Shares of the Funds are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by the Company's Board of Directors. Shares of the Funds have no preemptive rights and have only such conversion and exchange rights as the Company's Board of Directors may grant in its discretion. When issued for payment as described in their respective prospectuses, each Fund's shares are fully paid and non-assessable.

  Each share of a class of a Fund represents an equal proportionate interest in the Fund with other shares of the same class. Each share is entitled to cash dividends and distributions earned on such shares as may be declared in the discretion of the Board of Directors. Shares of each class bear a pro rata portion of all operating expenses paid by the Fund, except that certain expenses relating to class-specific services (such as distribution and shareholder servicing fees) may be allocated to a particular class.

  CAPITALIZATION OF EACH FUND. The following table shows the total net assets, number of shares outstanding and net asset value per share of each Fund. This information is generally referred to as the "capitalization" of each Fund. The term "pro forma capitalization" simply means the capitalization of the Government Fund after it has combined with the Bond Fund, i.e., as if the Consolidation had already occurred.

  The following table sets forth as of February 28, 1998, the capitalization of each Fund and the pro forma capitalization of the Government Fund adjusted to give effect to the Consolidation. The ongoing investment performance and daily share purchase and redemption activity of each Fund affects capitalization. Therefore, the capitalization of each Fund on the Closing Date is likely to vary from the capitalization shown in the following table.

                                    TABLE I

            PRO FORMA CAPITALIZATION TABLE AS OF FEBRUARY 28, 1998

                                                                   NET ASSET
                                                         SHARES      VALUE
             FUND/CLASS               TOTAL NET ASSETS OUTSTANDING PER SHARE
             ----------               ---------------- ----------- ---------
Intermediate Bond Fund Class A          $ 7,679,154       518,416   $14.81
Short-Intermediate U.S. Government
 Income Fund Class A                    $29,604,337     2,970,659   $ 9.97
PRO FORMA:
SHORT-INTERMEDIATE U.S. GOVERNMENT      $37,283,491     3,740,743   $ 9.97
 INCOME FUND CLASS A
Intermediate Bond Fund Class B          $ 6,738,100       655,202   $10.28
Short-Intermediate U.S. Government                0             0   $    0
 Income Fund Class B
PRO FORMA:
SHORT-INTERMEDIATE U.S. GOVERNMENT      $ 6,738,100       675,574   $ 9.97
 INCOME FUND CLASS B
Intermediate Bond Fund Institutional    $41,558,538     2,802,183   $14.83
 Class
Short-Intermediate U.S. Government      $53,806,095     5,504,079   $ 9.78
 Income Fund Institutional Class
PRO FORMA:
SHORT-INTERMEDIATE U.S. GOVERNMENT
 INCOME FUND INSTITUTIONAL CLASS        $95,364,633     9,753,197   $ 9.78

  COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES. The investment objectives and policies of the Funds, except as described below, are substantially similar. The chart below highlights the investment objective of each Fund and some of each Fund's key investment policies. Additional information about each Fund's investment objective and policies is contained in Appendix II hereto and in its prospectus and statement of additional information. To obtain a prospectus or statement of additional information call 1-800-222-8222 or see "How To Obtain Additional Information About The Funds" below.

          FUND                     BOND FUND                    GOVERNMENT FUND
          ----                     ---------                    ---------------
Investment Objective:    The Bond Fund seeks to        The Government Fund seeks to
                         provide investors with a      provide investors with current
                         high level of current income  income while preserving capital,
                         consistent with the           by investing primarily in a
                         preservation of capital and   portfolio consisting of short- to
                         the maintenance of            intermediate-term securities
                         liquidity.                    issued or guaranteed by the U.S.
                                                       Government, its agencies and
                                                       instrumentalities.
Investment Policies:     Invests in corporate debt     Invests primarily in U.S.
                         securities, U.S. Government   Government obligations and
                         obligations, and other debt   invests in investment grade
                         securities.                   corporate debt securities.
                         Maintains a dollar-weighted   Maintains a dollar-weighted
                         average portfolio maturity    average portfolio maturity of
                         of between 3 and 10 years.    between 2 and 5 years.

  Generally speaking, the Government Fund is managed more conservatively than the Bond Fund. For example, the Government Fund tends to invest a higher portion of its assets in U.S. Government obligations than the Bond Fund. U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations may not offer as high a rate of return as similar obligations or corporate bonds that are not backed by the U.S. Government. In addition, the Government Fund maintains a weighted average portfolio maturity of between two and five years (as compared to between three and ten years for the Bond Fund) and therefore tends to be subject to less interest-rate risk than the Bond Fund. For these reasons, the Government Fund can be expected to have less volatility than the Bond Fund, although, in certain interest-rate environments, its total return also may be less.

  SALES CHARGES. The Class A shares of each Fund are subject to front-end sales charges at the time of purchase. The maximum front-end sales charge for Class A shares is 4.50% for the Bond Fund and 3.00% for the Government Fund. Therefore, upon completion of the Consolidation, shareholders would pay a lower sales charge (3.00%) on new purchases of Class A shares of the Government Fund than shareholders currently pay on new purchases of Class A shares of the Bond Fund.

  The Class B shares of the Bond Fund are subject to a contingent-deferred sales charge of 5.00% for redemptions made within the first year of purchase, and declining amounts each year thereafter. Class B shares automatically convert to Class A shares six years after purchase. The newly created Class B shares of the Government Fund will be identical in all respects to the existing Class B shares of the Bond Fund.

  Institutional Class shares of the Funds do not have front-end or contingent-deferred sales charges.

  Sales charges are described in detail, along with a description of exchange privileges and other information in Appendix III.

  COMPARISON OF TOTAL EXPENSE RATIOS. As with all mutual funds, each class of the Funds incurs various costs and expenses in connection with its daily activities. The total of these costs and expenses is the "total expense ratio" and is expressed as a percentage of the average daily net assets of each class.

  The total expense ratio of each class of the Government Fund after giving effect to the Consolidation (sometimes called the "pro forma total expense ratio") will be less than the current total expense ratio of the Bond Fund. The total expense ratio for each class of the Government Fund is, and immediately after the Consolidation will be, lower than that of the Bond Fund immediately prior to the Consolidation.

  The following table shows the current total expense ratio for each Class of each Fund, after fee waivers and reimbursements, and the pro forma total expense ratio of the Government Fund, based upon the fee arrangements, after waivers and reimbursements, that will be in place upon consummation of the Consolidation. All fee rates are annualized and are expressed as a percentage of average daily net assets. Detailed expense information for each Fund is included in Appendix III.

                             TOTAL EXPENSE RATIOS

                                 GOVERNMENT FUND              COMBINED FUND PRO
     BOND FUND CURRENT               CURRENT                        FORMA
     -----------------           ---------------              -----------------
   Class A         0.98%       Class A           0.96%       Class A           0.96%
   Class B         1.71%       Class B           N/A         Class B           1.66%
   Inst. Class     0.93%       Inst. Class       0.91%       Inst. Class       0.91%

  INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS. The Funds have the same service providers. Upon completion of the Consolidation, these service providers will continue to serve the Funds in the capacities indicated below.

                        SERVICE PROVIDERS FOR THE FUNDS

           Investment Adviser     Wells Fargo Bank
           Distributor            Stephens Inc.
           Administrator          Wells Fargo Bank
           Co-Administrator       Stephens Inc.
           Custodian              Wells Fargo Bank
           Fund Accountant        Wells Fargo Bank
           Transfer Agent         Wells Fargo Bank
           Independent Auditors   KPMG Peat Marwick LLP

  INVESTMENT ADVISER AND ADVISORY FEES. As investment adviser to the Funds, Wells Fargo Bank, subject to the supervision of the Company's Boards of Directors, provides investment guidance and policy direction in connection with the daily portfolio management of each Fund.

  Wells Fargo Bank is currently entitled to receive an advisory fee of 0.50% of the average daily net assets of each Fund. The advisory fee rates for the Funds, as well as the fee rates for certain other services described below, are listed in the detailed summary of expense information in Appendix III.

  Wells Fargo Bank, a national bank, is one of the largest banks in the United States. Wells Fargo Bank was founded in 1852 and is the oldest bank in the western United States. As of December 31, 1997, various divisions and affiliates of Wells Fargo Bank provided investment advisory services for approximately $62 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank also serves as investment adviser or sub-adviser to separately managed funds of several other open-end management investment companies. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a publicly-held bank holding company.

  DISTRIBUTION, ADMINISTRATION AND SHAREHOLDER SERVICING ARRANGEMENTS. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class A shares and its Class B shares. The Distribution Plans, and the related Distribution Agreements, permit each Fund to pay Stephens for distribution-related services or expenses, such as the printing and preparation of prospectuses and other materials and the compensation of selling agents.

  The maximum distribution fee payable by the Class A shares of each Fund is 0.05% of the Fund's average daily net assets attributable to Class A shares. The maximum amount payable by the Class B shares of each Fund is 0.75% of the Fund's average daily net assets attributable to Class B shares.

  The Funds receive administration services from Wells Fargo Bank, as Administrator, and Stephens, as Co-administrator. The administration services provided to the Funds include, among other things, general supervision of each Fund's operation, coordination of other services, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to Directors and officers. For these administration services, Wells Fargo Bank and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.

  Each class of the Funds have entered into shareholder servicing agreements with Wells Fargo Bank and may enter into similar agreements with other institutions ("Shareholder Servicing Agents"). Under such agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree, as agents for their customers, to provide shareholder administrative and liaison services with respect to Fund shares, which include, without limitation, aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For these services, a Shareholder Servicing Agent is entitled to receive a fee at an annual percentage of the average daily net assets attributable to a class of shares owned of record or beneficially by investors with whom the Shareholder Servicing Agent maintains a servicing relationship.

  The Shareholder Servicing Plan for the Class A shares of the Bond Fund and the Government Fund provides for a fee at the annual rate of up to 0.25% and 0.30%, respectively, of the average daily net assets attributable to Class A shares. The Shareholder Servicing Plan for the Class B shares of each Fund provides for a fee at the annual rate of up to 0.25% of the average daily net assets attributable to Class B shares. The Shareholder Servicing Plan for the Institutional Class shares of each Fund provides for a fee at the annual rate of up to 0.25% of the average daily net assets attributable to Institutional Class shares. For additional information, see Appendix III.

  SHAREHOLDER TRANSACTIONS AND SERVICES. The respective purchase, redemption, exchange, dividend and other policies and procedures of the Funds are substantially identical. More detailed information about these policies and procedures is set forth in Appendix IV. However, there are certain differences. For example, the front-end sales charges applicable to new purchases of Class A shares of the Government Fund are lower than the front-end sales charges applicable to new purchases of Class A shares of the Bond Fund.

  FEDERAL INCOME TAX CONSEQUENCES. The Government Fund intends to qualify as of the closing of the Consolidation, as a separate "regulated investment company" under the Internal Revenue Code of 1986 ("IRC"), as amended. The Consolidation is expected to be a tax-free reorganization under Section 368(a)(1), subsection (C) or (D), of the IRC and is not expected to have tax consequences for either the Funds or their shareholders. A tax opinion to this effect is a condition of the Consolidation, such opinion to be received by the Company on or about the Effective Date of the Consolidation.

  The Funds have not sought, and will not seek, a private tax ruling from the Internal Revenue Service ("IRS") regarding the tax consequences of the Consolidation. The IRS is not precluded from determining that the Consolidation has tax consequences for the Funds or their shareholders. Shareholders may wish to consult their own tax advisers concerning the potential tax consequences to them, including state and local income tax consequences, of the Consolidation.

  BOARD CONSIDERATION. The Company's Board of Directors unanimously voted to approve the Plan of Consolidation at a meeting held on January 29, 1998. In reviewing the proposed Consolidation, the Board considered the potential impact of the Consolidation on each Fund's shareholders. The Board considered, among other things, (i) the terms and conditions of the Plan, including those intended to avoid the dilution of shareholder interests; (ii) the potential marketing and shareholder benefits obtained by having a combined fund; (iii) the similarity of the investment objectives and significant policies and restrictions of the Funds; (iv) the historical investment performance of the Funds; (v) the historical and projected investment advisory fee rates and operating expenses of the Funds; (vi) the identity of the organizations that provide investment advisory and certain other services to the Funds, and the terms on which these services are provided; and (vii) the prospects for long-term viability of the Funds.

  Based upon its evaluation of these factors, and in light of their fiduciary duties under federal and state law, the Company's Boards of Directors, including all of the non-interested members of the Board, have determined that the proposed Consolidation is in the best interests of the shareholders of each Fund and that the interests of the shareholders of the respective Funds will not be diluted as a result of the Consolidation. THE COMPANY'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE FOR THE PLAN OF CONSOLIDATION.

  OTHER INFORMATION. The Consolidation may be abandoned at any time before the Closing upon the mutual consent of both Funds. At any time before or (to the extent permitted by law) after approval of the agreement by the shareholders of the Bond Fund (i) the parties may, by written agreement authorized by the Company's Board of Directors and with or without the approval of their shareholders, amend any of the provisions of the Plan and (ii) either party may waive any default by the other party or the failure to satisfy any of the conditions to its obligations (the waiver to be in writing and authorized by the Company's Board of Directors with or without the approval of such party's shareholders).

                  II. INFORMATION RELATING TO VOTING MATTERS

  GENERAL INFORMATION. The Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Company's Board of Directors. It is expected that the solicitation of proxies will be primarily by mail. Officers and agents of the Company also may solicit proxies by telephone, telegraph or personal interview. Shareholders may vote by (1) mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope; (2) telephone, by calling Automatic Data Processing Investor Communications Services ("ADP") toll-free at 1-800-690-6903 at anytime or (3) telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to ADP at 1-(516) 254-7564. ADP has been retained by the Company to assist in the tabulation of proxy votes for the Consolidation. In addition, the Company may retain an agent to assist in the solicitation of proxies for the Consolidation. The cost of the solicitation will be paid by the Funds and is estimated to be $10,000. Any shareholder giving a proxy may revoke it at any time before it is exercised (i) by submitting to Stagecoach a written notice of revocation, (ii) by submitting to Stagecoach a subsequently executed proxy or by attending the Meeting and voting in person.

  Only shareholders of record at the close of business on April 9, 1998, will be entitled to vote at the Meeting. On that date, the following number of Bond Fund shares were outstanding and entitled to be voted.

   BOND FUND                   SHARES ENTITLED TO BE VOTED
   ---------                   ---------------------------
   Class A shares                       562,466.278
   Class B shares                       714,511.408
   Institutional Class shares         2,783,757.135

  Each whole or fractional share is entitled to a whole or fractional vote.

  If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

  Significant Shareholders. Appendix V shows the name, address and share ownership of each person known to the Company to have beneficial or record ownership of 5% or more of the outstanding shares of a class of each Fund as of March 31, 1998. Any person who owns directly or indirectly more than 25% of the outstanding voting securities of a Fund or class thereof is presumed by the 1940 Act to "control" such Fund or class and may be able to significantly influence the outcome of any shareholder vote. As of March 31, 1998, the officers and Directors of the Company as a group owned less than 1% of the outstanding shares of each Fund.

  The Company has been advised by Wells Fargo Bank that the shares of the Bond Fund over which Wells Fargo Bank and its affiliates have voting power will either be voted by one or more independent fiduciaries or else be voted by the affiliates for and against the proposal presented at the meeting in the same proportions as the total votes that are cast for and against the proposal by other shareholders of the Bond Fund.

  SHAREHOLDER APPROVALS. The Plan of Consolidation is being submitted for approval at the Meeting by the shareholders of the Bond Fund. The vote of the shareholders of the Government Fund is not being solicited, since their approval or consent is not necessary to approve the Consolidation.

  The Plan must be approved by a majority of the outstanding shares of the Bond Fund. The term "majority of the outstanding shares" of the Bond Fund means more than 50% of the outstanding shares of the Fund, in accordance with Maryland Law and the Company's Amended and Restated Articles of Incorporation and By-Laws.

  Quorum. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournment(s) of the Meeting to permit further solicitation of proxies. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the proposals in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST the proposals against any adjournment(s).

  A quorum is constituted with respect to the Bond Fund or a share class thereof by the presence in person or by proxy of the holders of more than 33% of the outstanding shares of the Fund or class entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions, therefore, will have the effect of a "no" vote for purposes of obtaining the requisite approvals. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will not be treated as shares that are present at the Meeting and, accordingly, could make it more difficult to obtain the requisite approvals.

  Annual Meetings. The Company does not presently intend to hold an annual meeting of shareholders for the election of Directors or other business, unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Under certain circumstances, however, shareholders have the right to call a meeting of shareholders to consider the removal of one or more Directors and such meetings will be called when requested by the holders of record of 10% or more of the outstanding shares of common stock of the Company. To the extent required by law, the Company will assist in shareholder communications in such matters.

  OTHER BUSINESS. The Company's Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                            III. OTHER INFORMATION

  HOW TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUNDS. Additional information about each Fund is included in its most recent prospectus and statement of additional information. You may obtain a prospectus or statement of additional information without charge by calling 1-800-222-8222 or by writing the Company at Stagecoach Funds, Inc., c/o Stagecoach Shareholder Services, Wells Fargo Bank, N.A., P.O. Box 7066, San Francisco, CA 94120-7066.

  This Proxy/Prospectus is accompanied by the current prospectuses for the Government Fund.

  Reports and other information filed by the Company can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission ("SEC") at 450 Fifth Street, N.W., Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

  The information contained in each Fund's prospectus is incorporated by reference into this Proxy/Prospectus.

  FINANCIAL STATEMENTS. The unaudited financial statements and financial highlights for the Funds for the six-month period ended September 30, 1997, and the audited financial statements, financial highlights and the independent auditors' report thereon for the six-month period ended March 31, 1997, are incorporated by reference into the Statement of Additional Information related to this Proxy/Prospectus. The Financial Highlights included therein are incorporated by reference into this Proxy/Prospectus.

  PERFORMANCE INFORMATION. Certain performance information for the Government Fund, and a discussion of some of the factors affecting the Fund, are contained in Appendices VI and VII. Comparable information for the Bond Fund is contained in the Bond Fund's Annual and Semi-Annual Reports which were sent to shareholders in June and November of 1997. If you need additional copies of these documents please call 1-800-222-8222.

  SHAREHOLDER INQUIRIES. For additional information call 1-800-222-8222 or write to Stagecoach Funds, Inc. at the address on the cover page of this Proxy/Prospectus.

                                     * * *

  SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX I

                                    PLAN OF

                                 CONSOLIDATION

                                    FOR THE

                             INTERMEDIATE BOND FUND

                                    AND THE

                 SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                                       OF

                             STAGECOACH FUNDS, INC.

                                 APRIL 15, 1998

  This PLAN OF CONSOLIDATION (the "Plan") is made as of this 15th day of April, 1998 by Stagecoach Funds, Inc. ("Stagecoach"), a Maryland corporation, for itself and on behalf of the Intermediate Bond Fund (the "Bond Fund"), a portfolio of Stagecoach, and on behalf of the Short-Intermediate
U.S. Government Income Fund (the "Government Fund" and sometimes together with the Bond Fund, the "Funds"), also a portfolio of Stagecoach.

  WHEREAS, Stagecoach is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"); and

  WHEREAS, Stagecoach desires that the assets and liabilities of the Bond Fund as stated herein, be conveyed to and be acquired and assumed by, the investment portfolio of the Government Fund, in exchange for shares of equal value of designated classes of the Government Fund which shall thereafter promptly be distributed to the shareholders of the corresponding classes of the Bond Fund in connection with its liquidation as described in this Plan (the "Consolidation").

  NOW, THEREFORE, in accordance with the terms and conditions described herein, the Funds shall be consolidated as follows:

  1. Conveyance of Assets of Bond Fund.

  (a) At the Effective Time of the Consolidation, as defined in Section 7, all assets of every kind, and all interests, rights, privileges and powers of the Bond Fund, subject to all liabilities of such Fund, whether accrued, absolute, contingent or otherwise existing as of the Effective Time of the Consolidation, shall be transferred and conveyed by the Bond Fund to the Government Fund (as set forth below) and shall be accepted and assumed by the Government Fund as more particularly set forth in this Plan, such that at and after the Effective Time of the Consolidation: (i) all assets of the Bond Fund shall become and be the assets of the Government Fund; and (ii) all liabilities of the Bond Fund shall attach to the Government Fund as aforesaid and may thenceforth be enforced against the Government Fund to the same extent as if incurred by it.

  (b) At least fifteen (15) business days prior to the Effective Time of the Consolidation, the Bond Fund will provide the Government Fund with a schedule of its securities and other assets and its known liabilities, and the Government Fund will provide the Bond Fund with a copy of the current investment objective and policies applicable to the Government Fund. The Bond Fund reserves the right to sell any of the securities or other assets shown on the list of the Bond Fund's assets prior to the Effective Time of the Consolidation but will not, without the prior approval of the Government Fund, acquire any additional securities other than securities which the Government Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Effective Time of the Consolidation, the Government Fund will advise the Bond Fund of any investments of the Bond Fund shown on such schedule which the Government Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Bond Fund holds any investments that the Government Fund would not be permitted to hold under its stated investment objective or policies, the Bond Fund, if requested by the Government Fund, will dispose of such securities prior to the Effective Time of the Consolidation to the extent practicable. In addition, if it is determined that the portfolios of the Bond Fund and the Government Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Government Fund is or will be subject with respect to such investments, the Bond Fund, if requested by the Government Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time of the Consolidation.

  (c) The Bond Fund will endeavor to discharge all of its known liabilities and obligations prior to the targeted closing date of the Consolidation, on or about June 12, 1998 (the "Closing Date").

  (d) Without limiting the generality of the foregoing, it is understood that the Bond Fund assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned by the Bond Fund, and any deferred or prepaid expenses shown as an asset on the Bond Fund's books, at the Effective Time of the Consolidation, and all goodwill, all other intangible property and all books and records belonging to the Bond Fund.

  (e) In particular, the Bond Fund assets shall be transferred and conveyed to the Government Fund, as set forth below:

    (1) In exchange for the transfer of the Bond Fund assets, the Government Fund shall simultaneously issue to the Bond Fund at the Effective Time of the Consolidation full and fractional shares of Common Stock in the Government Fund of each of the Class A, Class B, and Institutional Class shares having an aggregate net asset value equal to the net value of the Bond Fund assets so conveyed, all determined and adjusted as provided in this Section 1. In particular, the Government Fund shall deliver to the Bond Fund the number of shares of each of its share classes described above, including fractional shares, determined by dividing the value of the Bond Fund assets of the Bond Fund that are so conveyed and are attributable to each of the Government Fund's respective share classes, computed in the manner and as of the time and date set forth in this Section, by the net asset value of one Government Fund share of the particular share class that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Section.

    (2) The net asset value of shares to be delivered by the Government Fund, and the net value of the Bond Fund assets to be conveyed by the Bond Fund, shall, in each case, be determined as of the Valuation Time specified in
  Section 3. The net asset value of shares of the Government Funds shall be computed in the manner set forth in the Government Fund's then current prospectuses under the Securities Act of 1933, as amended (the "1933 Act"). In determining the value of the securities transferred by the Bond Fund to the Government Fund, each security shall be priced in accordance with the pricing policies and procedures of the Government Fund as described in its then current prospectus.

  2. Liquidation of Bond Fund. At the Effective Time of the Consolidation, the Bond Fund shall make a liquidating distribution to its shareholders as follows. Shareholders of record of the Bond Fund shall be credited with full and fractional shares of the class of common stock that is issued by the Government Fund in connection with the Consolidation with respect to the shares that are held of record by the shareholder. In addition, each shareholder of record of the Bond Fund shall have the right to receive any unpaid dividends or other distributions which were declared before the Effective Time of the Consolidation with respect to the shares of the Bond Fund that are held by the shareholder at the Effective Time of the Consolidation. Stagecoach shall record on its books the ownership of the respective Government Fund shares by the shareholders of record of the Bond Fund (the "Transferor Record Holders"). All of the issued and outstanding shares of the Bond Fund at the Effective Time of the Consolidation shall be redeemed and canceled on the books of Stagecoach at such time. After the Effective Time of the Consolidation, Stagecoach shall wind up the affairs of the Bond Fund and shall file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Bond Fund, and also shall take all other steps as are necessary and proper to effect the termination or declassification of the Bond Fund in accordance with the laws of the State of Maryland and other applicable requirements.

  3. Valuation Time. The Valuation Time for the Bond Fund and the Government Fund shall be a mutually agreed upon time on June 12, 1998, or such earlier or later date as may be determined by Stagecoach's duly authorized officers.

  4. Certain Representations, Warranties and Plans of Stagecoach. Stagecoach, on behalf of the Funds, represents and warrants to the following, such representations, warranties and agreements being made on behalf of each Fund on a several (and not joint, or joint and several) basis:

    (a) Stagecoach is a Maryland corporation duly created pursuant to its Articles of Incorporation for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of the State of Maryland. Stagecoach is registered as an open-end management investment company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect.

    (b) Stagecoach has the power to own all of its properties and assets and to consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Plan.

    (c) This Plan has been duly authorized by the Board of Directors of Stagecoach, and executed and delivered by the duly authorized officers of Stagecoach, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate Stagecoach's Amended and Restated Articles of Incorporation or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

    (d) Stagecoach intends to qualify as a regulated investment company under
  Part I of Subchapter M of the Code, and with respect to the Funds as operating prior to the Effective Time of the Consolidation, has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, as of and since its first taxable year; has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company for its current taxable year.

    (e) It has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements.

    (f) The N-14 Registration Statement and the Consolidation Proxy Materials, from their effective and clearance dates with the SEC, through the time of the shareholders meeting referred to in Section 6 and at the Effective Time of the Consolidation, insofar as they relate to Stagecoach
  (i) shall comply in all material respects with the provisions of the 1933 Act, the Exchange Act of 1934 and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (g) The shares of the Government Fund to be issued and delivered to the Bond Fund for the account of the shareholders of the Bond Fund, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Consolidation and, when so issued and delivered, shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Government Fund shall have any preemptive right of subscription or purchase in respect thereto.

    (h) All of the issued and outstanding shares of the Government Fund have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

    (i) Stagecoach shall operate its business in the ordinary course between the date hereof and the Effective Time of the Consolidation. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable.

    (j) At the Effective Time of the Consolidation, the Government Fund will have good and marketable title to its assets and full right, power and authority to assign, deliver and otherwise transfer such assets.

  5. Shareholder Action. As soon as practicable after the effective date of the N-14 Registration Statement and SEC clearance of the proxy solicitation materials referred to in Section 6, but in any event prior to the Effective Time of the Consolidation and as a condition thereto, the Board of Directors of Stagecoach shall call and Stagecoach shall hold, meeting(s) of the shareholders of the Bond Fund for the purpose of considering and voting upon:

    (a) approval of this Plan and the transactions contemplated hereby; and

    (b) such other matters as may be determined by the Board of Directors of Stagecoach.

  6. Regulatory Filings. Stagecoach shall file a post-effective amendment (the "N-1A Post-Effective Amendment") to its registration statement on Form N-1A (File Nos. 33-42927; 811-6419) with the SEC, and the appropriate state securities commissions, as promptly as practicable so that the Class B shares of the Government Fund required to complete the Consolidation are registered under the 1933 Act, 1940 Act and applicable state securities laws. In addition, Stagecoach shall file an N-14 Registration Statement, which shall include the Consolidation Proxy Materials, with the SEC, and with the appropriate state securities commissions, relating to the matters described in
Section 5 as promptly as practicable.

  7. Effective Time of the Consolidation. Delivery of the Bond Fund assets and the shares of the Government Fund to be issued pursuant to Section 1 and the liquidation of the Bond Fund pursuant to Section 2 shall occur on the day following the Valuation Time, whether or not such day is a business day, or on such other date, and at such place and time and date, as may be agreed to by each of the parties. The date and time at which such actions are taken are referred to herein as the "Effective Time of the Consolidation." To the extent any Bond Fund assets are, for any reason, not transferred at the Effective Time of the Consolidation, Stagecoach shall cause such Bond Fund assets to be transferred in accordance with this Plan at the earliest practicable date thereafter.

  8. Stagecoach Conditions. The obligations of Stagecoach hereunder shall be subject to the following conditions precedent:

    (a) Stagecoach shall provide a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, dated as of the Effective Time of the Consolidation, to the effect that its representations and warranties made in this Plan are true and correct at and as of the Effective Time of the Consolidation, except as they may be affected by the transactions contemplated by this Plan.

    (b) Stagecoach shall have received an opinion of Morrison & Foerster, LLP, counsel to Stagecoach, in form reasonably satisfactory to Stagecoach and dated the Effective Time of the Consolidation, substantially to the effect that (i) Stagecoach is a Maryland corporation duly established and validly existing under the laws of the State of Maryland; (ii) this Plan has been duly authorized, executed and delivered by Stagecoach; (iii) the execution and delivery of this Plan did not, and the consummation of the transactions contemplated by this Plan will not, violate the Amended Articles of Incorporation or By-Laws of Stagecoach or any material contract known to such counsel to which Stagecoach is a party or by which it is bound. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Stagecoach; for federal income tax purposes (vi) the transfer by the Bond Fund of all of its assets to the Government Fund in exchange for shares of the Government Fund, and the distribution of such shares to the shareholders of the Bond Fund, as provided in this Plan, will constitute a reorganization within the meaning of Section 368(a)(1)(C), (D) or (F) of the Code; (vii) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Bond Fund as a result of such transactions; (viii) in accordance with Section 1032(a) of the Code, no gain or loss will be recognized by the Government Fund as a result of such transactions; (ix) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Bond Fund on the distribution to them by the Bond Fund of shares of the Government Fund in exchange for their shares of the Bond Fund; (x) in accordance with Section 358(a)(1) of the Code, the basis of the Government Fund shares received by each shareholder of a Bond Fund will be the same as the basis of the shareholder's Bond Fund shares immediately prior to the transactions; (xi) in accordance with Section 362(b) of the Code, the basis of the Bond Fund assets received by the Government Fund will be the same as the basis of such Bond Fund assets in the hands of the corresponding Bond Fund immediately prior the transactions; (xii) in accordance with Section 1223(1) of the Code, a shareholder's holding period for Government Fund shares will be determined by including the period for which the shareholder held the shares of the Bond Fund exchanged therefor, provided that the shareholder held such shares of the Bond Fund as a capital asset; (xiii) in accordance with
  Section 1223(2) of the Code, the holding period of the Stagecoach Fund with respect to the Bond Fund assets will include the period for which such Bond Fund assets were held by the Bond Fund; and (iv) in accordance with Section 381(a) of the Code, the Government Fund will succeed to the tax attributes of the Bond Fund described in Section 381(c) of the Code.

    (c) The Bond Fund assets to be transferred to the Government Fund under this Plan shall include no assets which the Government Fund may not properly acquire pursuant to its investment limitations or objectives or may not otherwise lawfully acquire.

    (d) The N-1A Post-Effective Amendment and the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Stagecoach, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Plan.

    (e) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Plan or the transactions contemplated herein.

    (f) Prior to the Valuation Time, the Bond Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any, for the taxable periods or years ending March 31, 1998 and for the taxable periods from said date to and including the Effective Time of the Consolidation (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ending March 31, 1998, and in the taxable periods from said date to and including the Effective Time of the Consolidation.

    (g) Stagecoach shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Consolidation.

    (h) Stagecoach shall have received a letter from KPMG Peat Marwick LLP addressed to Stagecoach in form reasonably satisfactory to them, and dated the Effective Time of the Consolidation, to the effect that on the basis of limited procedures agreed to by Stagecoach and described in such letter (but not an examination in accordance with generally accepted auditing standards): (i) the data used in the pro forma adjustment and calculation of the current and pro forma expense ratios of the Funds appearing in the N-14 Registration Statement and Consolidation Proxy Materials agree with underlying accounting records of the Stagecoach Fund or to written estimates provided by officers of Stagecoach having responsibility for financial and reporting matters and were found to be mathematically correct, and (ii) the calculation of the net value of the Bond Fund assets and the net asset value of the Government Fund shares, in each case as of the Valuation Time, was determined in accordance with the pricing policies and procedures of Stagecoach as described in its then current prospectuses.

  10. Further Assurances. Subject to the terms and conditions herein provided, Stagecoach shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Plan and under applicable law to consummate and make effective the transactions contemplated by this Plan, including without limitation, delivering and/or causing to be delivered each of the items required under this Plan as a condition to such obligations hereunder.

  11. Survival of Representations and Warranties. The representations and warranties of Stagecoach set forth in this Plan shall survive the delivery of the Bond Fund assets to the Government Fund and the issuance of the shares of the Government Fund at the Effective Time of the Consolidation.

  12. Termination of Plan. This Plan may be terminated by Stagecoach at, or at any time prior to, the Effective Time of the Consolidation, by a majority vote of its Board of Directors.

  13. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Maryland.

  14. Brokerage Fees and Expenses.

  (a) Stagecoach, for itself and on behalf of the Funds, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

  (b) Except as may be otherwise provided herein, the Bond Fund and the Government Fund shall be liable for its expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by the Bond Fund hereunder are not limited to, but shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Bond Fund; (iii) all fees and expenses related to the liquidation of the Bond Fund; (iv) fees and expenses of the Bond Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Bond Fund's portfolio on the Applicable Valuation Date. The expenses payable by the Government Fund hereunder are not limited to, but shall include
(i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Government Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Government Fund Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Government Fund's custodian and transfer agent(s) incurred in connection with the Consolidation; and (v) any special pricing fees associated with the valuation of the Government Fund's portfolio on the applicable Valuation Date.

  IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.

ATTEST:                                     STAGECOACH FUNDS, INC.,
                                            on behalf of the Intermediate Bond
                                            Fund


__________________________________          By: ________________________________
Michael W. Nolte                            Richard H. Blank, Jr.
Assistant Secretary                         Chief Operating Officer,
                                            Secretary and Treasurer


ATTEST:                                     STAGECOACH FUNDS, INC.,
                                            on behalf of the Short-Intermediate
                                            U.S. Government Income Fund


__________________________________          By: ________________________________
Michael W. Nolte                            Richard H. Blank, Jr.
Assistant Secretary                         Chief Operating Officer,
                                            Secretary and Treasurer

                                  APPENDIX II

                      INVESTMENT OBJECTIVES AND POLICIES

  This Appendix sets forth each Fund's investment objective and significant investment policies. The information here summarizes only some of the investment policies and limitations of each Fund. Under certain circumstances, the investment policies and limitations of the Funds may be changed by the Company's Board of Directors. Additional information about the investment policies and limitations of each Fund is included in its most recent prospectus and statement of additional information, copies of which may be obtained by calling 1-800-222-8222.

          FUND                    BOND FUND                    GOVERNMENT FUND
          ----                    ---------                    ---------------
Investment Objective:  The Bond Fund seeks to provide  The Government Fund seeks to investors with a high level of  provide investors with current current income consistent with  income while preserving
                       the preservation of capital and capital, by investing primarily
                       the maintenance of liquidity.   in a portfolio consisting of
                                                       short- to intermediate-term
                                                       securities issued or guaranteed
                                                       by the U.S. Government, its
                                                       agencies and instrumentalities.

Investment Policies:   Invests in corporate debt       Invests primarily (at least 65%
                       securities, U.S. Government     of its total assets) in U.S.
                       obligations, and other debt     Government obligations.
                       securities.

                       Maintains a dollar-weighted     Maintains a dollar-weighted
                       average portfolio maturity of   average portfolio maturity of
                       between 3 and 10 years.         between 2 and 5 years.

Additional Investment  Invests at least 65% of total   Invests at least 65% of total
 Policies:             assets in a combination of      assets in U.S. government
                       corporate bonds and U.S.        obligations.
                       government obligations. May
                       invest less than 65% of its
                       total assets in U.S. government
                       obligations.

                       Invests no more than 20% of     Invests no more than 25% of
                       total assets in the dollar-     total assets in the dollar-
                       denominated debt of foreign     denominated debt of U.S.
                       issuers, including foreign      branches of foreign banks or
                       banks.                          foreign branches of U.S. Banks.
                                                       May not invest in debt
                                                       securities of non-bank foreign
                                                       issues.

  Generally speaking, the Bond Fund assumes slightly more risk and volatility than the Government Fund. In certain interest-rate environments, the Bond Fund has a higher expectation of total return, with greater expectation of risk, than the Government Fund.

  The Bond Fund maintains a longer weighted average portfolio maturity than the Government Fund. This increases the sensitivity of the Bond Fund's portfolio to interest-rate fluctuations. The Bond Fund may enter into futures contracts and related options, while the Government Fund may not. The Bond Fund sometimes invests in unrated securities while the Government Fund invests almost exclusively in investment grade securities. The stripped Treasury securities in which the Government Fund invests have greater interest-rate sensitivity than traditional government securities with identical credit ratings.

  Both Funds may borrow from banks up to 10% of their respective average daily net assets. The Bond Fund also may enter into reverse repurchase agreements.

                                 APPENDIX III

                        EXPENSE SUMMARIES OF THE FUNDS

  The following tables compare (a) the current fees and expenses for the Bond Fund and (b) the estimated fees and expenses for the Government Fund on a pro forma basis after giving effect to the Consolidation. The purpose of the tables is to help shareholders understand the various costs and expenses that investors in the Funds will pay directly or indirectly. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds.

                                CLASS A SHARES

                                                                     GOVERNMENT
                                                               BOND     FUND
                                                               FUND  PRO FORMA
                                                               ----  ----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge on Purchases (as a percentage of
   offering price)............................................ 4.50%    3.00%
  Maximum Sales Charge on Reinvested Dividends................ None     None
  Maximum Sales Charge on Redemptions......................... None     None
  Maximum Fees................................................ None     None
  Exchange Fees............................................... None     None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (after waivers or reimbursements)/1/........ 0.23%    0.26%
  Rule 12b-1 Fees............................................. 0.05%    0.05%
  Other Expenses (after waivers or reimbursements)/2/......... 0.70%    0.65%
                                                               ----     ----
Total Fund Operating Expenses
  (after waivers or reimbursements)/3/........................ 0.98%    0.96%
                                                               ====     ====

--------
/1/ Management Fees (before waivers or reimbursements) would be 0.50% for each Fund.

/2/ Other Expenses (before waivers or reimbursements) would be 0.85% and 0.65%, respectively.

/3/ Total Fund Operating Expenses (before waivers or reimbursements) would be 1.40% and 1.15%, respectively.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Class A shares, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                      GOVERNMENT
                                                                 BOND    FUND
                                                                 FUND PRO FORMA
                                                                 ---- ----------
  1 year........................................................ $ 55    $ 40
  3 years.......................................................   75      60
  5 years.......................................................   97      81
  10 years......................................................  160     144

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                CLASS B SHARES

                                                                     GOVERNMENT
                                                               BOND     FUND
                                                               FUND  PRO FORMA
                                                               ----  ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases (as a percentage of
  offering price)............................................. None     None
 Maximum Sales Charge on Reinvested Dividends................. None     None
 Maximum Sales Charge on Redemptions..........................
  Redemption during year 1.................................... 5.00%    5.00%
  Redemption during year 2.................................... 4.00%    4.00%
  Redemption during year 3.................................... 3.00%    3.00%
  Redemption during year 4.................................... 3.00%    3.00%
  Redemption during year 5.................................... 2.00%    2.00%
  Redemption during year 6.................................... 1.00%    1.00%
  Redemption after year 6/1/.................................. 0.00%    0.00%
 Exchange Fees................................................ None     None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimbursements)/2/......... 0.23%    0.26%
 Rule 12b-1 Fees.............................................. 0.75%    0.75%
 Other Expenses (after waivers or reimbursements)/3/.......... 0.73%    0.65%
                                                               ----     ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/4/......................... 1.71%    1.66%
                                                               ====     ====

--------
/1/ Class B shares automatically convert to Class A shares six years after purchase.

/2/ Management Fees (before waivers or reimbursements) would be 0.50% for each Fund.

/3/ Other Expenses (before waivers or reimbursements) would be 1.89% for each Fund.

/4/ Total Fund Operating Expenses (before waivers or reimbursements) would be 3.14% for each Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Class B shares, assuming a 5% gross annual return and, at the end of each time period indicated:

                                                   REDEMPTION     NO REDEMPTION
                                                 --------------- ---------------
                                                      GOVERNMENT      GOVERNMENT
                                                 BOND    FUND    BOND    FUND
                                                 FUND PRO FORMA  FUND PRO FORMA
                                                 ---- ---------- ---- ----------
   1 year....................................... $ 67    $ 67    $ 17    $ 17
   3 years......................................   84      82      54      52
   5 years......................................  113     110      93      90
   10 years.....................................  164     160     164     160

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                          INSTITUTIONAL CLASS SHARES

                                                                      GOVERNMENT
                                                             BOND        FUND
                                                             FUND     PRO FORMA
                                                             ----     ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)....................... None        None
 Maximum Sales Charge on Reinvested Dividends............... None        None
 Maximum Sales Charge on Redemptions........................ None        None
 Exchange Fees.............................................. None        None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimbursements)/1/....... 0.23%       0.26%
 Rule 12b-1 Fees............................................ 0.00%       0.00%
 Other Expenses (after waivers or reimbursements)........... 0.70%/2/    0.65%
                                                             ----        ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/3/....................... 0.93%       0.91%
                                                             ====        ====

--------
/1/ Management Fees (before waivers or reimbursements) would be 0.50% for each Fund.

/2/ Other Expenses (before waivers or reimbursements) would be 0.73% for the Bond Fund.

/3/ Total Fund Operating Expenses (before waivers or reimbursements) would be 1.23% and 1.15% for the Bond Fund and the Government Fund, respectively.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Institutional Class shares, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                      GOVERNMENT
                                                                 BOND    FUND
                                                                 FUND PRO FORMA
                                                                 ---- ----------
   1 year....................................................... $  9    $  9
   3 years......................................................   30      29
   5 years......................................................   51      50
   10 years.....................................................  114     112

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                  APPENDIX IV

                  SHAREHOLDER TRANSACTIONS AND FUND SERVICES

  This Appendix reviews and compares important information about the purchase and redemption policies (such as front-end sales charges, minimum balances and contingent-deferred sales charges) applicable to each Fund. This Appendix also reviews and compares important information about dividend and distribution options and exchange privileges available to each Fund.

  This Appendix is qualified in its entirety by the more detailed information included in the prospectuses for the Funds which are incorporated by reference into this Proxy/Prospectus.

I. CLASS A SHARES

  A. SALES CHARGES AND EXEMPTIONS. Front-end sales charges for Class A shares of the Funds are as follows:

  .  Intermediate Bond Fund--4.50%.

  .  The Short-Intermediate U.S. Government Income Fund--3.00%.

  The Funds offer reductions in front-end sales charges based upon the dollar amount of shares purchased. Currently, reductions generally are available to Fund shareholders who purchase or commit to purchase $50,000 or more in Class A shares.

  B. PURCHASE AND REDEMPTION PROCEDURES. Shares of the Funds may be purchased and redeemed through substantially similar methods. The minimum initial and subsequent purchase amounts for the Funds are the same, as are the general procedures for automatic purchase and redemption programs.

  C. DIVIDEND AND DISTRIBUTION OPTIONS. Both Funds allow shareholders to receive dividends and capital gain distributions by check or to reinvest dividends and capital gain distributions in shares of the same Fund or in an approved bank account. The Company also allows investors to reinvest dividend and capital gain distributions in shares of another Fund in the Stagecoach Family of Funds.

  D. SHARE EXCHANGES. The share exchange privileges available to Class A shareholders of the Funds are identical.

II. CLASS B SHARES

  The sales charges, purchase and redemption procedures, dividend and distribution options and exchange privileges applicable to the new Class B shares of the Short-Intermediate U.S. Government Income Fund are identical in every respect to the existing Class B shares of the Intermediate Bond Fund.

III. INSTITUTIONAL CLASS SHARES

  A. SALES CHARGES AND EXEMPTION. There are no front-end or contingent-deferred sales charges on Institutional Class shares of either Fund.

  B. PURCHASE AND REDEMPTION PROCEDURES. Institutional Class shares of the Funds may be purchased and redeemed through the methods and the minimum initial and subsequent purchase amounts are identical.

  C. DIVIDEND AND DISTRIBUTION OPTIONS. The dividend and distribution options applicable to the Institutional Class shares are identical for the Funds.

  D. SHARE EXCHANGES. The share exchange privileges available to Institutional Class shareholders of each Fund are identical.

IV. DIVIDENDS AND DISTRIBUTIONS

  Both Funds distribute their net capital gains to shareholders at least annually and pay dividends from net investment income, if any, monthly.

                                   APPENDIX V

             5% OWNERSHIP AS OF MARCH 31, 1998 (PRE-CONSOLIDATION)

                                                                                             PERCENTAGE
                                NAME AND                     TYPE OF              PERCENTAGE    OF
         FUND                   ADDRESS                     OWNERSHIP              OF CLASS  PORTFOLIO
         ----                   --------                    ---------             ---------- ----------
INTERMEDIATE BOND FUND   Virg & Co.             Institutional Class Record Holder   47.32%     32.54%
                         Attn: MF Dept A88-4
                         P.O. Box 9800
                         Calabasas, CA 91372

                         Hep & Co.              Institutional Class Record Holder   50.34%     34.62%
                         Attn: MF Dept A88-4
                         P.O. Box 9800
                         MAC 0139-027
                         Calabasas, CA 91302

                         Virg & Co.             Class A Record Holder               44.20%      6.13%
                         c/o Wells Fargo Bank
                         P.O. Box 9800 MAC
                         9139-027
                         Calabasas, CA 91372

                         Wells Fargo Bank       Class A Record Holder                8.04%      1.11%
                         FBO Retirement Plans
                         Omnibus
                         P.O. Box 63015
                         San Francisco, CA
                         94163

SHORT-INTERMEDIATE U.S.  Wells Fargo Bank       Class A Beneficially Owned          27.20%      2.31%
 GOVERNMENT INCOME FUND  FBO Retirement Plans
                         Ominibus
                         P.O. Box 63015
                         San Francisco, CA
                         94163
                         Calabasas, CA 91372

                         Wells Fargo Bank,      Institutional Class Record Holder   10.50%      1.58%
                         TTEE
                         Choicemaster
                         Attn:Mutual Funds
                         A88-4
                         P.O. Box 9800
                         Calabasas, CA 91372-
                         0800

                         DIM & Co.              Institutional Class Record Holder   47.96%      7.20%
                         Attn: MF Dept A88-4
                         P.O. Box 9800
                         Calabasas, CA 91372-
                         0800

                         Virg & Co.             Institutional Class Record Holder   23.59%      3.54%
                         Attn: MF Dept A88-4
                         P.O. Box 9800
                         Calabasas, CA 91372-
                         0800

                         Hep & Co.              Institutional Class Record Holder   14.61%      2.19%
                         Attn: MF Dept A88-4
                         P.O. Box 9800 MAC
                         9139-027
                         Calabasas, CA 91302

                                  APPENDIX VI

  This Appendix reproduces the discussion of Fund performance from the Government Fund's September 30, 1997, Semi-Annual Report. The discussion (which has been slightly modified) reviews some of the factors that affected the Fund's performance during the six-month period ended September 30, 1997, and shows the performance of the Fund for various periods. The discussion has not been updated to reflect events occurring after September 30, 1997.

HOW DID THE GOVERNMENT FUND'S ALLOCATION OF INVESTMENTS SHIFT BETWEEN GOVERNMENT AND CORPORATE BONDS DURING THE PERIOD?

  The Government Fund decreased its allocations to Treasury securities and cash, with allocations to corporate and mortgage-backed securities remaining stable. The federal agency allocation was increased from 23% to 34%.

DID SPECULATION ABOUT FURTHER INTEREST-RATE INCREASES PLAY A ROLE IN THE ALLOCATION CHANGES?

  Not directly. The difference in yields between government and corporate bonds remains narrow by historical standards and is expected to remain fairly stable. This has allowed the Government Fund to upgrade credit quality without sacrificing too much yield.

WHAT IS THE CURRENT OUTLOOK FOR INTEREST RATES?

  We expect the unusual combination of strong economic growth and low inflation to continue in the fourth quarter. The market appears sensitive to any suggestion of too much growth and/or higher inflation. We do not believe the Federal Reserve will increase the federal funds target rate in November, but we do expect further tightening. Until then, interest rates are expected to remain in the 6.00% to 6.75% range. Recently, the average maturity of the Government Fund's investments has been extended compared to its length at the beginning of the period.

PERFORMANCE AT A GLANCE
                           PERFORMANCE AS OF 9/30/97

   CLASS A                                                        SINCE 10/27/93
   AVERAGE ANNUAL TOTAL RETURNS                     1 YEAR 3 YEAR   INCEPTION
   ----------------------------                     ------ ------ --------------
   With Maximum 3.0% Sales Charge..................  4.57%  5.98%      4.37%
   Without Sales Charge............................  7.79%  7.08%      5.19%
   INSTITUTIONAL CLASS                                            SINCE 10/27/93
   AVERAGE ANNUAL TOTAL RETURNS                     1 YEAR 3 YEAR   INCEPTION
   ----------------------------                     ------ ------ --------------
                                                     7.89%  7.08%      5.19%

  Past performance is not predictive of future results. The investment return and net asset value of shares of the Government Fund will fluctuate with market conditions so that shares of the Government Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

  Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

  The Government Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Government Fund, which has reduced operating expenses for shareholders. Without these reductions, the Government Fund's returns would have been lower.

  The Class A shares of the Government Fund commenced operations on October 27, 1993. Performance figures for the Institutional Class shares reflect the performance and expenses of the Class A shares for periods prior to September 6, 1996. The Institutional Class shares commenced operations on September 6, 1996.

                                 APPENDIX VII

  This appendix reproduces the discussion of Fund performance from the Government Fund's March 31, 1997, Annual Report. The discussion (which has been slightly modified) reviews some of the factors that affected the Fund's performance during the six-month period ended March 31, 1997, and shows the performance of the Fund for various periods. The discussion has not been updated to reflect events occurring after March 31, 1997.

WHAT WERE THE GOVERNMENT FUND'S TOTAL RETURNS?

  The total return for Class A shares for the six-month period ended March 31, 1997, was 2.57%. The one-year total return for the Class A shares was 4.56%. These return figures exclude sales charges. The total return for Institutional Class shares for the six-month period ended March 31, 1997 was 2.58%. The one-year total return for the Institutional Class shares was 4.49%.

HOW DID THE UNCERTAINTY ABOUT INTEREST RATES AFFECT THE GOVERNMENT FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD?

  There is always some uncertainty about interest rates. There are numerous economic indicators which often suggest contradictory conclusions about inflation, growth, demand, jobs and the many other factors which influence the Federal Reserve's decisions about monetary policy. The Government Fund concentrates on shorter, less volatile maturities. Typically, this means that the Government Fund should avoid some of the steeper price appreciation and depreciation likely in an uncertain market.

  For most of the period, the federal funds target rate did not change. Speculation shifted back and forth as to when and to what degree the rate would be increased, but there was a general consensus that an increase was coming. As a result, the Government Fund favored shorter maturities in an effort to reduce price depreciation once an increase was announced.

WITH THE FED INCREASING THE FEDERAL FUNDS TARGET RATE IN EARLY 1997, DO YOU EXPECT TO EXTEND MATURITIES? WHAT IS THE IMMEDIATE OUTLOOK?

  We believe it is too soon to extend maturities. When interest rates go up, bonds generally become more attractive, both for their current income and for their future value. Extending maturities to "lock in" higher rates for a longer period of time makes sense under certain conditions. Higher paying bonds would also be attractive should rates go back down. Generally, if rates drop, the resale value of higher paying existing bonds increases. This, however, may only be the beginning of a cycle of Fed rate increases. As of now, we expect another 0.25 to 0.50% increase in the target rate. We will also be examining the economy for signs that the Fed's tightening is slowing the economy as intended. Once we are comfortable that the cycle is complete, we will reexamine the question of extending maturities.

THE GOVERNMENT FUND'S PORTFOLIO INCLUDES GOVERNMENT AGENCIES, U.S. TREASURIES AND CORPORATE DEBT OBLIGATIONS. HOW DO YOU DETERMINE THE ALLOCATION AMONG PERMISSIBLE INVESTMENTS? WHAT ROLES DO THE VARIOUS TYPES OF SECURITIES PLAY IN THE PORTFOLIO?

  Allocations are recommended by the Wells Fargo Fixed Income Policy Committee. The Committee examines the expected returns and risks from the available investments within the context of the Government Fund's shorter-term, low-risk profile, U.S. Treasury securities, for example, have extremely high credit quality, but they tend to have lower returns than similar instruments of other issuers. Government agency securities, which might include mortgage-backed instruments, for example, typically have higher yields than Treasury securities and are generally considered to be of high quality. Select corporate bonds and notes can boost yields, although they are more risky than government-backed instruments. Consistent with the investment objectives, policies and restrictions of the Government Fund, the Committee searches for the proper balance between high quality, low volatility and solid returns. When yields are high, there may be less reason to invest in corporate bonds. When they are low, corporate bonds and collateralized repurchase agreements offer an opportunity for higher returns which are still within the Government Fund's risk tolerance.

DID THE NOVEMBER ELECTIONS ALTER THE OUTLOOK FOR THE GOVERNMENT FUND?

  What often affects the market most is fear of the unknown. The markets were familiar with President Clinton from his first term and he led in the polls from a very early stage. Therefore, the market was well prepared for his reelection.

  Issues concerning the ability of federal and local governments to raise revenue tend to have a significant impact on the fixed-income markets, since they directly impact budget deficits and the credit quality of government issued or backed bonds. Both issues received a lot of attention during the 1996 electoral campaigns, although revenue issues have tended to be more important to the municipal bond market-place. Certainly if a credible compromise is reached on the federal budget deficit, the financial markets will consider this very good news.

WILL THE NEW INFLATION-INDEXED TREASURY SECURITIES PLAY A ROLE IN THE
PORTFOLIO?

  We do not foresee a role for these instruments right now. Inflation-indexed Treasury securities do offer an intriguing hedge against inflation for investors, but they do not currently appear to offer sufficient opportunity to maximize total return. Inflation-indexed Treasury securities will likely have very narrow fluctuations in price. Of course, these instruments are very new and they may behave in unexpected ways. We will monitor how the secondary market for inflation-indexed Treasury securities develops and make any reassessments in our policies we deem necessary.

PERFORMANCE AT A GLANCE

                           PERFORMANCE AS OF 3/31/97

   CLASS A                                                        SINCE 10/27/93
   AVERAGE ANNUAL TOTAL RETURNS                     1 YEAR 3 YEAR   INCEPTION
   ----------------------------                     ------ ------ --------------
   With Maximum 3.0% Sales Charge..................  1.46%  4.05%      3.51%
   Without Sales Charge............................  4.56%  5.09%      4.44%
   INSTITUTIONAL CLASS                                            SINCE 10/27/93
   AVERAGE ANNUAL TOTAL RETURNS                     1 YEAR 3 YEAR   INCEPTION
   ----------------------------                     ------ ------ --------------
                                                     4.49%  5.07%      4.42%

  Past performance is not predictive of future results. The investment return and net asset value of shares of the Government Fund will fluctuate with market conditions so that shares of the Government Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

  Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

  The Government Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Government Fund, which has reduced operating expenses for shareholders. Without these reductions, the Government Fund's returns would have been lower.

GROWTH OF A $10,000 INVESTMENT

                        [PERFORMANCE GRAPH APPEARS HERE]

Measurement Period
(Fiscal Year Covered)        SC Short Int'd U.S. Gov't Income - A                    Lehman Brothers U.S. Treasury Note Index
---------------------        ------------------------------------                    ----------------------------------------
Measurement Pt- Oct-93                   $9,700                                                      $10,000
FYE  Nov-93                              $9,715                                                       $9,950
FYE  Dec-93                              $9,745                                                       $9,991
FYE  Jan-94                              $9,807                                                      $10,090
FYE  Feb-94                              $9,748                                                       $9,946
FYE  Mar-94                              $9,695                                                       $9,804
FYE  Apr-94                              $9,661                                                       $9,741
FYE  May-94                              $9,689                                                       $9,748
FYE  Jun-94                              $9,697                                                       $9,750
FYE  Jul-94                              $9,756                                                       $9,877
FYE  Aug-94                              $9,753                                                       $9,906
FYE  Sep-94                              $9,632                                                       $9,824
FYE  Oct-94                              $9,626                                                       $9,827
FYE  Nov-94                              $9,570                                                       $9,782
FYE  Dec-94                              $9,608                                                       $9,813
FYE  Jan-95                              $9,759                                                       $9,973
FYE  Feb-95                              $9,937                                                      $10,163
FYE  Mar-95                              $9,988                                                      $10,219
FYE  Apr-95                             $10,074                                                      $10,337
FYE  May-95                             $10,300                                                      $10,629
FYE  Jun-95                             $10,361                                                      $10,699
FYE  Jul-95                             $10,364                                                      $10,704
FYE  Aug-95                             $10,434                                                      $10,790
FYE  Sep-95                             $10,495                                                      $10,862
FYE  Oct-95                             $10,597                                                      $10,983
FYE  Nov-95                             $10,710                                                      $11,117
FYE  Dec-95                             $10,825                                                      $11,228
FYE  Jan-96                             $10,919                                                      $11,325
FYE  Feb-96                             $10,825                                                      $11,204
FYE  Mar-96                             $10,762                                                      $11,149
FYE  Apr-96                             $10,720                                                      $11,117
FYE  May-96                             $10,695                                                      $11,111
FYE  Jun-96                             $10,796                                                      $11,221
FYE  Jul-96                             $10,625                                                      $11,255
FYE  Aug-96                             $10,823                                                      $11,269
FYE  Sep-96                             $10,971                                                      $11,414



  The above chart compares the performance of the Government Fund since the inception with the Lehman Brothers U.S. Treasury Note Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses and assumes the maximum initial sales charge of 3.0%. The Lehman Brothers U.S. Treasury Note Index is an unmanaged index of U.S. Treasury 2-10 year notes, while the Government Fund is a professionally managed mutual fund. The index presented does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.

GROWTH OF A $10,000 INVESTMENT

                        [PERFORMANCE GRAPH APPEARS HERE]

Measurement Period
(Fiscal Year Covered)        Lehman Brothers U.S. Treasury Note Index                SC Short Int'd U.S. Gov't Income - 1
---------------------        ----------------------------------------                ------------------------------------
Measurement Pt- Oct-93                         $10,000                                            $10,000
FYE  Nov-93                                     $9,950                                            $10,015
FYE  Dec-93                                     $9,991                                            $10,047
FYE  Jan-94                                    $10,090                                            $10,110
FYE  Feb-94                                     $9,946                                            $10,050
FYE  Mar-94                                     $9,804                                             $9,995
FYE  Apr-94                                     $9,741                                             $9,960
FYE  May-94                                     $9,748                                             $9,989
FYE  Jun-94                                     $9,750                                             $9,997
FYE  Jul-94                                     $9,877                                            $10,058
FYE  Aug-94                                     $9,906                                            $10,055
FYE  Sep-94                                     $9,824                                             $9,930
FYE  Oct-94                                     $9,827                                             $9,924
FYE  Nov-94                                     $9,782                                             $9,866
FYE  Dec-94                                     $9,813                                             $9,905
FYE  Jan-95                                     $9,973                                            $10,061
FYE  Feb-95                                    $10,163                                            $10,244
FYE  Mar-95                                    $10,219                                            $10,297
FYE  Apr-95                                    $10,337                                            $10,385
FYE  May-95                                    $10,629                                            $10,619
FYE  Jun-95                                    $10,699                                            $10,681
FYE  Jul-95                                    $10,704                                            $10,664
FYE  Aug-95                                    $10,790                                            $10,756
FYE  Sep-95                                    $10,862                                            $10,819
FYE  Oct-95                                    $10,983                                            $10,924
FYE  Nov-95                                    $11,117                                            $11,041
FYE  Dec-95                                    $11,228                                            $11,160
FYE  Jan-96                                    $11,325                                            $11,257
FYE  Feb-96                                    $11,204                                            $11,160
FYE  Mar-96                                    $11,149                                            $11,095
FYE  Apr-96                                    $11,117                                            $11,052
FYE  May-96                                    $11,111                                            $11,026
FYE  Jun-96                                    $11,221                                            $11,130
FYE  Jul-96                                    $11,255                                            $11,159
FYE  Aug-96                                    $11,269                                            $11,158
FYE  Sep-96                                    $11,414                                            $11,301

   The above chart compares the performance of$the Government Fund Institutional Class shares since its inception with the Lehman Brothers U.S. Treasury Note Index. The chart assumes a hypothetical $10,000 initial investment in the Institutional Class shares and, for periods prior to September 6, 1996, reflects the performance of the Class A Shares. For periods after September 6, 1996, the chart reflects the operating expenses of the Institutional Class shares. The Lehman Brothers U.S. Treasury Note Index is an unmanaged index of U.S. Treasury 2-10 year notes. Please note that the Fund is a professionally managed mutual fund. The index presented here does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.

                                                              SC 44 PROXY (4/98)

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated April 13, 1998


                            STAGECOACH FUNDS, INC.
                      c/o Stagecoach Shareholder Services
                            Wells Fargo Bank, N.A.
                                 P.O. Box 7066
                         San Francisco, CA  94120-7066
                                1-800-222-8222

                        May 29, 1998 Special Meeting of
                  Shareholders of THE INTERMEDIATE BOND FUND


     This Statement of Additional Information sets forth certain additional information about Stagecoach Funds, Inc. (the "Company") and the Company's Intermediate Bond Fund (the "Bond Fund") and the Short-Intermediate U.S. Government Income Fund (the "Government Fund"). This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus, also dated April 13, 1998, for the Special Meeting of Shareholders of the Bond Fund to be held on May 29, 1998. Copies of the Proxy/Prospectus may be obtained at no charge by calling 1-800-222-8222 or writing the Company at the address above.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.
The Proxy/Prospectus and this Statement of Additional Information are sometimes referred to together as the "Voting Materials."


                    INCORPORATION OF DOCUMENTS BY REFERENCE
                  IN THIS STATEMENT OF ADDITIONAL INFORMATION

     Further information about the Company's Bond Fund and the Government Fund (together with the Bond Fund, the "Funds") is contained in other documents previously filed with the Securities and Exchange Commission (the "SEC"). These documents are incorporated herein by reference to the statements of additional information referenced below.

     Further information about Class A shares of the Funds is contained in and incorporated by reference to the statement of additional information for the Class A shares of the Funds dated December 15, 1997, as supplemented on February 24, 1998. The statement of additional information is contained in Post-Effective Amendment No. 37, Registration No. 33-42927; 811-6419, as filed with the SEC on December 15, 1997. The statement of additional information was supplemented pursuant to Rule 497(e) of the Securities Act of 1933 on February 24, 1998, and the supplemented statement of additional information is incorporated herein by reference.


     Further information about the Class B shares of the Bond Fund is contained in and incorporated by reference to the statement of additional information for the Class B shares of such Fund dated December 15, 1997, as supplemented on February 24, 1998. The statement of additional information is contained in Post-Effective Amendment No. 37, Registration No. 33-42927; 811-6419, as filed with the SEC on December 15, 1997. The statement of additional information was supplemented pursuant to Rule 497(e) of the Securities Act of 1933 on February 24, 1998, and the supplemented statement of additional information is incorporated herein by reference.

     Further information about Institutional Class shares of the Funds is contained in and incorporated by reference to the statement of additional information for the Institutional Class shares of the Funds dated January 30, 1998. The statement of additional information is contained in Post-Effective Amendment No. 41, Registration No. 33-42927; 811-6419, as filed with the SEC on January 30, 1998.

     The audited financial statements and financial highlights for the Funds contained in the Annual Report for the fiscal period ended March 31, 1997, are hereby incorporated by reference to the Funds' Annual Report for such period, as filed with the SEC on June 4, 1997.

     The unaudited financial statements, financial highlights and related independent auditors' report for the Funds contained in the Semi-Annual Report for the fiscal period ended September 30, 1997, are hereby incorporated by reference to the Funds' Semi-Annual Report for such period, as filed with the SEC on December 5, 1997.

                               Table of Contents
                               -----------------

                                                                        Page
                                                                        ----
General Information..................................................    4
Exhibit I -- Pro Forma Financial Statements..........................    I-1

                              GENERAL INFORMATION

     About the Proposed Consolidation
     --------------------------------

The shareholders of the Company's Bond Fund are being asked to approve an Agreement and Plan of Consolidation (the "Consolidation Agreement") between the Bond Fund and the Government Fund. The Consolidation Agreement contemplates that all of the assets and stated liabilities of the Bond Fund will be transferred to the investment portfolio of the Government Fund, in exchange for shares of equal value of designated classes of the Government Fund (the "Consolidation"). As a result of the Consolidation, shareholders of the Bond Fund will become shareholders of the Government Fund.

     The shares issued by the Government Fund will have an aggregate value equal to the aggregate value of the shares of the Bond Fund that are outstanding immediately before the Closing.

     After the transfer of its assets and stated liabilities in exchange for Government Fund shares, the Bond Fund will distribute the shares of the Government Fund to its shareholders. Each shareholder owning shares of the Bond Fund at the Closing will receive shares of the designated class of the Government Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on shares of the Bond Fund.

     Stagecoach will establish an account for each former shareholder of the Bond Fund reflecting the appropriate number of Government Fund shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by Stagecoach for each shareholder.

     For further information about the Consolidation, see the Proxy/Prospectus.

             INTRODUCTORY NOTE TO PRO FORMA FINANCIAL INFORMATION

     The following unaudited pro forma financial information gives effect to the proposed transfer of the assets and stated liabilities of the Bond Fund and Government Fund, accounted for as if each transfer had occurred as of September 30, 1997, and as if the Funds had operated for the periods then ended. In addition, the pro forma combining statements have been prepared based upon the proposed fee and expense structure of the surviving Government Fund. The statements do not reflect the effect of proposed differing investment objectives and policies of the Funds.

     The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Funds incorporated by reference in this statement of additional information. The Funds will be accounted for as a tax-free reorganization. For more information concerning this aspect of the Consolidation, see "About the Proposed Consolidation-Federal Income Tax Consequences," in the Proxy/Prospectus.

PRO-FORMA COMBINED SCHEDULE OF INVESTMENTS FOR STATECOACH SHORT-INTERMEDIATE U.S. GOV'T INCOME FUND AND THE STAGECOACH INTERMEDIATE BOND FUND
(UNAUDITED) SEPTEMBER 30, 1997

                                                                                   Stagecoach               Stagecoach
                                                                                   Short-Intermediate U.S.  Intermediate Pro-Forma
                                                              Interest  Maturity   Gov't Income             Bond Fund    Combined
PRINCIPAL  Security Name                                      Rate      Date       Fund Value               Value        Funds Value

           INTERNATIONAL FOREIGN GOVERNMENTS - 2.09%

           FOREIGN GOVERNMENTS - 2.09%
1,300,000  Ontario, Province of                                 7.63%   06/22/04                    0      1,378,000    $  1,378,000
1,500,000  Ontario, Province of                                 6.50    01/17/06                    0      1,475,625       1,475,625
                                                                                ----------------------------------------------------

           TOTAL INTERNATIONAL FOREIGN GOVERNMENTS                                                  0      2,853,625    $  2,853,625
           (Cost $2,736,838)

           CORPORATE BONDS & NOTES - 40.16%

           BANK & FINANCE - 11.68%
5,000,000  First Bank Corp                                      6.40%   02/15/03            5,027,150              0    $  5,027,150
  500,000  First Chicago NBD Bancorp                            8.10    03/01/02                    0        530,000         530,000
1,000,000  General Motors Acceptance Corp                       6.88    07/15/01                    0      1,015,000       1,015,000
  500,000  ITT Hartford Group Inc                               8.20    10/15/98                    0        512,115         512,115
1,000,000  Midland Bank Plc                                     7.63    06/15/06                    0      1,052,500       1,052,500
1,000,000  NationsBankCorp                                      6.88    02/15/05                    0      1,010,000       1,010,000
1,750,000  Norwest Corp                                         7.13    04/01/00                    0      1,785,000       1,785,000
1,000,000  NYNEX Credit Co                                      6.25    06/13/02                    0      1,002,450       1,002,450
2,000,000  Sears Roebuck Acceptance Corp                        5.82    12/07/98                    0      2,002,720       2,002,720
1,000,000  Smith Barney Holdings                                6.50    10/15/02                    0      1,002,500       1,002,500
1,000,000  Standard Credit Card Master Credit                   8.35    01/07/00                    0      1,025,600       1,025,600
                                                                                ----------------------------------------------------
                                                                                            5,027,150     10,937,885    $ 15,965,035
           INDUSTRIALS - 2.90%
  400,000  International Business Machines Corp                 7.50%   06/15/13                    0        425,500    $    425,500
1,000,000  Lockheed Martin Co                                   6.85    05/15/01                    0      1,016,250       1,016,250
1,500,000  Mobil Oil Corp                                       6.25    08/31/01                    0      1,498,125       1,498,125
1,000,000  Pepsico Inc                                          7.63    11/01/98                    0      1,016,800       1,016,800
                                                                                ----------------------------------------------------
                                                                                                    0      3,956,675    $  3,956,675

           INTERNATIONAL AGENCIES - 1.93%
2,500,000  European Investment Bank                             7.13%   09/18/06            2,637,500              0    $  2,637,500

           MISCELLANEOUS BONDS - 18.28%
5,000,000  Anheuser-Busch Co                                    6.75%   08/01/03            5,087,500              0    $  5,087,500
1,300,000  CIT Group Holdings                                   5.88    11/19/98                    0      1,299,974       1,299,974
4,000,000  Comdisco Inc                                         6.50    04/30/99            4,025,000              0       4,025,000
1,000,000  CSX Corp                                             7.25    05/01/04                    0      1,026,250       1,026,250
1,150,000  Disney (Walt) Co                                     6.75    03/30/06                    0      1,161,500       1,161,500
2,000,000  Ford Holdings Inc                                    9.38    03/01/20                    0      2,484,240       2,484,240
4,000,000  Honeywell Inc                                        6.75    03/15/02            4,050,000              0       4,050,000
3,800,000  Norwest Financial Inc                                6.38    09/15/02            3,801,900              0       3,801,900
1,000,000  Phillip Morris Co Inc                                7.00    07/15/05                    0      1,007,500       1,007,500
1,000,000  RJR Nabisco Inc                                      8.25    07/01/04                    0      1,028,750       1,028,750
                                                                                ----------------------------------------------------
                                                                                           16,964,400      8,008,214    $ 24,972,614

           UTILITIES - 5.37%
5,000,000  Pacific Gas & Electric Co                            7.88%     3/1/02            5,281,250              0    $  5,281,250
2,000,000  US West Capital Funding Inc                          7.30     1/15/07                    0      2,062,499       2,062,499
                                                                                ----------------------------------------------------
                                                                                            5,281,250      2,062,499    $  7,343,749


           TOTAL CORPORATE BONDS & NOTES                                                                                $ 54,875,573
           (Cost $54,151,255)

           U.S. GOVERNMENT AGENCY SECURITIES - 35.27%

           FEDERAL AGENCY - OTHER - 1.48
2,000,000  Tennessee Valley Authority                           6.50%   08/20/01            2,026,240              0    $  2,026,240

           FEDERAL HOME LOAN BANKS - 2.89%
1,030,000  FHLB                                                 8.45%   07/26/99            1,073,816              0    $  1,073,816
2,760,000  FHLB                                                 8.60    06/25/99            2,879,260              0       2,879,260
                                                                                ----------------------------------------------------
                                                                                                                        $  3,953,076

           FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.29%
5,000,000  FHLMC                                                6.79%   08/26/05            5,118,750              0    $  5,118,750
1,500,000  FHLMC                                                7.13    07/21/99            1,530,315              0       1,530,315
  198,583  FHLMC #544269                                        8.00    11/01/08              205,099              0         205,099
   57,010  FHLMC #22-0009                                       8.25    08/01/01               58,222              0          58,222
  236,981  FHLMC #291786                                        8.50    01/01/09              246,380              0         246,380
   30,824  FHLMC #189194                                        8.75    08/01/08               32,481              0          32,481
   79,545  FHLMC #274688                                        9.00    07/01/16                    0         85,136          85,136
1,090,670  FHLMC #536534                                        9.00    07/01/17            1,159,852              0       1,159,852
  143,553  FHLMC #546103                                       10.50    08/01/19              156,910              0         156,910
                                                                                ----------------------------------------------------
                                                                                                                        $  8,593,145

           FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.55%
  354,761  FNMA #264440                                         6.00%   12/01/08                    0        349,461    $    349,461
3,336,827  FNMA #50761                                          6.00    07/01/08            3,254,440              0       3,254,440
  317,720  FNMA #050965                                         6.50    01/01/24                    0        310,768         310,768
   21,503  FNMA #68853                                          6.50    11/01/98               20,945              0          20,945
  172,470  FNMA #83785                                          8.00    08/01/18              179,250              0         179,250
  290,939  FNMA #2783                                           8.75    03/01/07              306,393              0         306,393
   25,539  FNMA #75336                                          9.50    02/01/09               27,251              0          27,251
2,000,000  FNMA Global                                          6.85    05/26/00            2,010,620              0       2,010,620
5,000,000  FNMA Global                                          8.50    02/01/05            5,255,450              0       5,255,450
5,000,000  FNMA MTN                                             6.18    06/23/00            5,020,615              0       5,020,615
2,000,000  FNMA MTN                                             6.69    08/07/01            2,035,620              0       2,035,620
2,455,000  FNMA MTN                                             7.30    04/17/00            2,474,935              0       2,474,935
                                                                                ----------------------------------------------------
                                                                                           20,585,519        660,229    $ 21,245,748

           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.99%
1,550,170  GNMA #418261                                         6.50%   04/15/26            1,515,772              0    $  1,515,772
  427,463  GNMA #423225                                         6.50    04/15/26              418,366              0         418,366
  313,652  GNMA #8552                                           6.87    11/20/24                    0        323,159         323,159
1,866,343  GNMA #423779                                         7.00    05/15/26            1,866,343              0       1,866,343
1,417,057  GNMA #417389                                         7.00    05/15/26                    0      1,418,333       1,418,333
1,226,353  GNMA #336930                                         7.50    03/15/23                    0      1,252,560       1,252,560


  475,666  GNMA #339486                                                   7.50    04/15/23            0     485,831         485,831
  198,090  GNMA #389023                                                   8.50    11/15/22            0     208,607         208,607
1,618,987  GNMA #402844                                                   9.00    12/15/24    1,724,723           0       1,724,723
1,481,931  GNMA #403934                                                   9.00    08/15/24    1,585,148           0       1,585,148
  176,544  GNMA #158583                                                   9.00    09/20/16            0     190,107         190,107
  146,906  GNMA #1740                                                     9.00    10/20/21            0     157,275         157,275
  124,532  GNMA #1740                                                     9.00    12/20/21            0     133,322         133,322
  114,453  GNMA #188769                                                   9.00    02/15/17            0     124,106         124,106
   33,246  GNMA #197650                                                   9.00    08/15/21            0      35,852          35,852
   18,927  GNMA #201783                                                   9.00    02/15/17            0      20,524          20,524
    7,558  GNMA #264106                                                   9.00    11/15/18            0       8,186           8,186
   96,254  GNMA #302683                                                   9.00    03/15/21            0     103,799         103,799
  196,497  GNMA #305078                                                   9.00    04/15/21            0     211,900         211,900
  232,674  GNMA #57247                                                    9.50    05/01/16            0     251,441         251,441
   73,159  GNMA #258377                                                  10.00    08/15/18            0      81,575          81,575
  109,328  GNMA #262027                                                  10.00    08/15/18            0     122,239         122,239
   38,452  GNMA #122382                                                  11.50    04/15/15            0      44,430          44,430
                                                                                          -----------------------------------------
                                                                                              7,110,352   5,173,246    $ 12,283,598

           REAL ESTATE MORTGAGE INVESTMENT CONDUITS - 0.07%
   87,203  FNMA 1993-G19                                                  7.25%   04/25/23       91,263           0    $     91,263


           TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                     $ 48,193,070
           (Cost $48,055,460)

           U.S. TREASURY SECURITIES - 19.44%

           U.S. TREASURY BONDS - 5.29%
1,000,000  U.S. Treasury Bonds                                            6.25%    5/31/00    1,009,060           0    $  1,009,060
2,500,000  U.S. Treasury Bonds                                            8.13    08/15/19            0   2,973,825       2,973,825
2,500,000  U.S. Treasury Bonds                                           10.38    11/15/12            0   3,248,050       3,248,050
                                                                                          -----------------------------------------
                                                                                              1,009,060   6,221,875    $  7,230,935

           U.S. TREASURY NOTES - 14.15
2,000,000  U.S. Treasury Notes                                            5.75%   08/15/03    1,969,060           0    $  1,969,060
5,000,000  U.S. Treasury Notes                                            5.88    11/15/05    4,907,800           0       4,907,800
2,250,000  U.S. Treasury Notes                                            6.75    04/30/00            0   2,296,755       2,296,755
2,500,000  U.S. Treasury Notes                                            7.13    09/30/99    2,560,925           0       2,560,925
1,000,000  U.S. Treasury Notes                                            7.25    08/15/04            0   1,063,120       1,063,120
2,000,000  U.S. Treasury Notes                                            7.88    11/15/04            0   2,199,060       2,199,060
3,200,000  U.S. Treasury Notes                                            8.00    08/15/09    3,321,983           0       3,321,983
1,000,000  U.S. Treasury Notes                                            8.25    07/15/98            0   1,020,160       1,020,160
                                                                                          -----------------------------------------
                                                                                             12,759,768   6,579,095    $ 19,338,863

           TOTAL U.S. TREASURY SECURITIES                                                                              $ 26,569,798
           (Cost $26,398,858)

           SHORT - TERM INSTRUMENTS - 2.36%

           REPURCHASE AGREEMENTS - 2.36%
2,864,000  Goldman Sachs Pooled Repurchase Agreement -                    6.15%   10/01/97    2,629,000     235,000    $  2,864,000
           102% Collateralized by U.S. Government
           Securities
  356,000  JP Morgan Securities Inc Repurchase                            6.00    10/01/97       20,000     336,000         356,000
           Agreement - 102% Collateralized by U.S.
           Government Securities
                                                                                          -----------------------------------------
                                                                                              2,649,000     571,000       3,220,000

           TOTAL SHORT-TERM INSTRUMENTS
           (Cost $3,220,000)

           TOTAL INVESTMENTS IN SECURITIES
           (Cost $134,562,411)* (Notes 1 and 3)                  99.32%                                                $135,712,066
           Other Assets and Liabilities, Net                      0.68%                                                     933,492
                                                                ------                                                 ------------
           TOTAL NET ASSETS                                     100.00%                                                $136,645,558
                                                                ======                                                 ============

         * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

           Gross Unrealized Appreciation                    $1,620,328
           Gross Unrealized Depreciation                      (470,673)
                                                            ----------
           Net Unrealized Appreciation                      $1,149,655
                                                            ==========

   The accompanying notes are an integral part of these financial statements.

OVERLAND EXPRESS MUNICIPAL INCOME FUND - JUNE 30, 1997
(UNAUDITED)

                                                                                                        Interest Maturity
Principal Security Name                                                                                 Rate     Date        Value
          MUNICIPAL BONDS - 96.49%

          ALABAMA - 0.33%
 160000   Alabama State SFMR Series B AMT GNMA Collateralized                                           7.40   04/01/22      164,170


          ALASKA - 3.11%
1000000   Alaska Industrial Development Authority Revenue Series A                                      6.13   04/01/27    1,021,760

 490000   Alaska State Housing Finance Corporation Second Series AMT Government Agency Collateralized   7.10   06/01/22      513,358


          CALIFORNIA - 29.06%
9750000   Riverside County CA SFMR Series B AMT Escrowed to Maturity                                    8.35   06/01/13   12,452,213

1000000   San Francisco CA City AMT                                                                     6.15   05/01/16    1,036,550

 820000   Southern California State SFMR Project B AMT GNMA/FNMA Collateralized                         6.90   10/01/24      857,925


          DISTRICT OF COLUMBIA - 0.68%
 320000   District of Columbia SFMR AMT GNMA Collateralized                                             7.10   12/01/24      337,443


          FLORIDA - 0.46%
 215000   Brevard County FL HFA SFMR Refunded Series B FSA Insured                                      7.00   03/01/13      226,825


          HAWAII - 2.69%
 725000   Hawaii State Airports Systems Revenue AMT FGIC Insured                                        7.00   07/01/20      789,344

 500000   Hawaii State Harbor Capital Improvement Revenue AMT MBIA Insured                              7.00   07/01/17      538,125


          IDAHO - 3.12%
1500000   Idaho State HFA SFMR Series C-2 AMT                                                           6.35   07/01/15    1,540,845


          ILLINOIS - 5.21%
 500000   Chicago IL O'Hare International Airport Special Facilities Revenue AMT LOC - Bayerische       7.13   05/01/18      539,190
          Landesbank

1900000   Chicago IL O'Hare International Airport Special Facilities Revenue AMT MBIA Insured           6.75   01/01/18    2,030,245


          INDIANA - 5.29%
2500000   Indiana State HFA Series A-2 AMT GNMA/FNMA Collateralized                                     6.45   07/01/14    2,613,750


          IOWA - 3.84%
1435000   Iowa State HFA SFMR Series B AMT GNMA/FNMA Collateralized                                     6.95   07/01/24    1,512,533

 365000   Iowa State HFA SFMR Series B AMT GNMA/FNMA Collateralized                                     7.45   07/01/23      382,549


          KANSAS - 0.36%
 165000   Kansas City KS Mortgage Revenue AMT GNMA Collateralized                                       7.35   12/01/23      175,141


          KENTUCKY - 4.49%
1100000   Kenton County KY Cincinnati/Northern Kentucky International Airport Revenue AMT FSA Insured   6.30   03/01/15    1,140,513

1025000   Kentucky State HFA MFHR Series D AMT FHA Collateralized                                       7.45   01/01/23    1,077,982


          LOUISIANA - 1.44%
 670000   Louisiana State Public Facilities Authority Student Loan Revenue AMT FSA Insured              6.85   01/01/09      710,562


          MASSACHUSETTS - 2.17%
1000000   Massachusetts State HFA Residential Development FNMA Collateralized                           6.90   11/15/21    1,071,830


          MINNESOTA - 0.91%
 425000   Minneapolis-St Paul MN Housing Finance Board Revenue SFMR Phase IX AMT GNMA Collateralized    7.30   08/01/31      449,790


          NEVADA - 11.81%
1020000   Nevada State SFMR Series A-2 AMT FHA Collateralized                                           6.55   10/01/15    1,072,887

1825000   Nevada State SFMR Series C AMT FHA Collateralized                                             6.35   10/01/13    1,899,661


2700000   Washoe County NV Gas Facilities Sierra Pacific Power AMT MBIA Insured                         6.55   09/01/20    2,858,678


          NEW JERSEY - 2.66%
1250000   New Jersey State MFHR FHA Collateralized                                                      7.00   05/01/30    1,314,425


          NEW YORK - 2.09%
1000000   Port Authority New York & New Jersey                                                          5.75   09/15/12    1,031,370


          OKLAHOMA - 2.71%
 200000   Pryor Creek OK Economic Development Authority Mortgage Revenue Series A FNMA Collateralized   7.13   07/01/21      208,316

 570000   Tulsa County OK HFA Mortgage Revenue Series B Remarket AMT GNMA Collateralized                7.10   06/01/22      601,755

 500000   Tulsa County OK HFA Mortgage Revenue Series B Remarket AMT GNMA Collateralized                7.55   05/01/23      528,265


          PENNSYLVANIA - 1.07%
 500000   Pennsylvania State Higher EDFA Student Loan Revenue Series D AMT AMBAC Insured                7.05   10/01/16      525,625


          TEXAS - 0.92%
 425000   Travis County TX HFC Residential Mortgage Revenue Series A GNMA/FNMA Collateralized           7.00   12/01/11      453,241


          UTAH - 9.02%
 500000   Utah State Board of Regents Student Loan Revenue Series F AMT AMBAC Insured                   7.45   11/01/08      528,485

1100000   Utah State Board of Regents Student Loan Revenue Series H AMT AMBAC Insured                   6.70   11/01/15    1,142,295

1920000   Utah State HFA SFMR Series B-2 AMT FHA Collateralized                                         6.50   07/01/15    2,003,693

 750000   Utah State HFA SFMR Series D-2 AMT FHA Collateralized                                         6.45   01/01/11      779,993


          WASHINGTON - 3.05%
1440000   Washington State SFMR Series D AMT GNMA/FNMA Collateralized                                   7.10   07/01/22    1,505,491


          TOTAL MUNICIPAL BONDS
            (Cost $44,941,825)

                                                                                                        Interest   Maturity
Principal Security Name                                                                                 Rate       Date      Value

          SHORT-TERM INSTRUMENTS - 2.65%
                                                                               -2.65%
1307000   Provident National Municipal Fund                                                             3.50      1/01/0   1,307,000


            (Cost $1,307,000)

          TOTAL INVESTMENTS IN SECURITIES
          (Cost $46,248,825)* (Notes 1 and 3)                                             0.9914                          48,943,823
          Other Assets and Liabilities, Net                                                 0.86                             423,617
          TOTAL NET ASSETS                                                                100.00%                         49,367,440


          Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

          Gross Unrealized Appreciation                                                  2694998
          Gross Unrealized Depreciation                                                        0
          Net Unrealized Appreciation                                                    2694998

The accompanying notes are an integral part of these financial statements.